1
BNY Mellon Women’s Opportunities ETF
Statement of Investments
May 31, 2025 (Unaudited)
Description Shares Value ($)
Common Stocks – 99.0%
Banks – 7.6%
Bank of America Corp. 7,062 311,646
First Horizon Corp. 10,673 212,179
JPMorgan Chase & Co. 2,534 668,976
1,192,801
Capital Goods – 6.3%
Axon Enterprise, Inc.
(a)
300 225,108
GE Vernova, Inc. 415 196,287
Hubbell, Inc. 415 161,676
Trane Technologies PLC 954 410,477
993,548
Commercial & Professional Services – 1.6%
Veralto Corp. 2,553 257,930
Consumer Discretionary Distribution & Retail – 7.5%
Amazon.com, Inc.
(a)
4,815 987,123
The TJX Companies, Inc. 1,440 182,736
1,169,859
Consumer Services – 2.0%
Bright Horizons Family Solutions, Inc.
(a)
2,426 313,439
Consumer Staples Distribution & Retail – 1.8%
Walmart, Inc. 2,859 282,240
Energy – 2.8%
Diamondback Energy, Inc. 866 116,521
EQT Corp. 4,132 227,797
Phillips 66 811 92,032
436,350
Financial Services – 4.7%
CME Group, Inc. 789 228,021
Mastercard, Inc., Class A 882 516,499
744,520
Health Care Equipment & Services – 8.7%
Abbott Laboratories 1,878 250,863
Addus HomeCare Corp.
(a)
1,278 141,743
Alcon AG 1,917 164,747
Boston Scientific Corp.
(a)
4,123 433,987
DexCom, Inc.
(a)
2,387 204,805
Intuitive Surgical, Inc.
(a)
297 164,045
1,360,190
Household & Personal Products – 3.1%
Kenvue, Inc. 7,089 169,214
The Procter & Gamble Company 1,884 320,073
489,287
Insurance – 2.3%
Aon PLC, Class A 558 207,621
Assurant, Inc. 755 153,250
360,871
Media & Entertainment – 5.8%
Meta Platforms, Inc., Class A 998 646,195
The Walt Disney Company 2,331 263,496
909,691
Pharmaceuticals, Biotechnology & Life Sciences – 5.8%
AbbVie, Inc. 2,428 451,875
AstraZeneca PLC, ADR 2,884 210,042

Statement of Investments
(continued)
See Notes to Statement of Investments
Description Shares Value ($)
Common Stocks – 99.0% (continued)
Pharmaceuticals, Biotechnology & Life Sciences – 5.8% (continued)
Avantor, Inc.
(a)
10,640 137,362
Natera, Inc.
(a)
752 118,613
917,892
Real Estate Management & Development – 0.9%
CoStar Group, Inc.
(a)
2,001 147,194
Semiconductors & Semiconductor Equipment – 11.0%
Micron Technology, Inc. 1,977 186,747
NVIDIA Corp. 10,197 1,377,921
Texas Instruments, Inc. 851 155,605
1,720,273
Software & Services – 18.7%
HubSpot, Inc.
(a)
536 316,186
Intuit, Inc. 558 420,436
Microsoft Corp. 2,977 1,370,492
ServiceNow, Inc.
(a)
222 224,462
Shopify, Inc., Class A
(a)
2,882 309,008
Synopsys, Inc.
(a)
389 180,488
Workday, Inc., Class A
(a)
456 112,956
2,934,028
Technology Hardware & Equipment – 4.3%
Apple, Inc. 3,348 672,446
Transportation – 1.2%
Uber Technologies, Inc.
(a)
2,235 188,098
Utilities – 2.9%
Constellation Energy Corp. 878 268,800
Dominion Energy, Inc. 3,273 185,481
454,281
Total Common Stocks (cost $11,619,755) 15,544,938
Investment Companies – 1.0%
Registered Investment Companies – 1.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.28%
(b)(c)
(cost $152,338) 152,338 152,338
Total Investments (cost $11,772,093) 100.0% 15,697,276
Cash and Receivables (Net) 0.0% 2,692
Net Assets 100.0% 15,699,968
ADR—American Depositary Receipt
(a)
Non-income producing security.
(b)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(c)
The rate shown is the 1-day yield as of May 31, 2025.

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited)
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative
U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative
GAAP for SEC registrants. BNY Mellon Women's Opportunities ETF (the “fund”) is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
BNY Mellon ETF Trust’s (the “Trust”) Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to
Rule 2a-5 under the Act.
Investments in equity securities, including ETFs (but not including investments in other open-end registered investment companies), generally are valued at the last sales price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on the National Association of Securities Dealers Automated Quotation System
(“NASDAQ”) for which market quotations are available will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within
Level 3 of the fair value hierarchy.
The table below summarizes the inputs used as of May 31, 2025 in valuing the fund’s investments:

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited) (continued)
Fair Value Measurements
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.
At May 31, 2025, accumulated net unrealized appreciation on investments was $3,925,183, consisting of gross appreciation of $4,086,487 and gross depreciation of $161,304.
At May 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Common Stocks 15,544,938 — — 15,544,938
Investment Companies 152,338 — — 152,338
15,697,276 — — 15,697,276
†
See Statement of Investments for additional detailed categorizations, if any.